Related Party Transactions	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Related Party Transactions
35.	Related Party Transaction s
The list of related party of the Group as at December 31, 2020, is as follows:

Relationship	Name of Entry
Associates and joint ventures	Korea Information & Technology Investment Fund (KIF Investment Fund),
K-Realty
CR-REITs
No.1, Boston Global Film & Contents Fund L.P., QTT Global (Group) Company Limited, CU Industrial Development Co., Ltd., KD Living, Inc., Oscar Ent. Co., Ltd., LoginD Co., Ltd.,
K-REALTY
CR-REIT
6, K Bank, Inc., Daiwon Broadcasting Co., Ltd.,
KT-DSC
creative economy youth
start-up
investment fund, Korea electronic Vehicle charging service,
K-REALTY
RENTAL HOUSING REIT 2, AI RESEARCH INSTITUTE,
KT-IBKC
Future Investment Fund 1, Gyeonggi-KT Yoojin Superman Fund, FUNDA Co., Ltd., CHAMP IT Co.,Ltd., Alliance Internet Corp., Little big pictures, Virtual Realm Sendirian Berhad, KT Philippines Co., Ltd., Studio Discovery Co., Ltd , KT Young Entrepreneurs DNA Investment Fund, Hyundai Robotics Co., Ltd., IGIS Professional investors Private Investment Real Estate Investment LLC No 395,
KT-Smart
Factory Investment Fund
Outstanding balances of receivables and payables in relations to transactions with related parties as at December 31, 2019 and 2020, are as follows:

		December 31, 2019
		Receivables				Payables
(In millions of Korean won)		Trade receivables		Other receivables		Other payables		Lease liabilities
Associates and joint ventures	K- Realty CR-REITs No.1	￦	608	￦	23,100	￦	—	￦	57,907
	K Bank, Inc.		583		13,664		557		—
	Others		434		1,177		711		—

Total		￦	1,625	￦	37,941	￦	1,268	￦	57,907

		December 31, 2020
		Receivables				Payables
(In millions of Korean won)		Trade receivables		Other receivables		Other payables		Lease liabilities
Associates and joint ventures	K- Realty CR-REITs No.1	￦	457	￦	16,200	￦	—	￦	20,857
	K Bank, Inc.		775		32,964		891		—
	Others		72		1,147		858		—

Total		￦	1,304	￦	50,311	￦	1,749	￦	20,857

Significant transactions with related parties for the years ended December 31, 2018, 2019 and 2020, are as follows:

		2018
(In millions of Korean won)		Sales	Purchases 1	Dividend income
Associates and joint ventures	K- Realty CR-REITs No.1	￦ 2,088	￦ 31,984	￦ 8,932
	MOS GS Co., Ltd. 2	493	12,023	8
	MOS Daegu Co., Ltd. 2	229	8,775	8
	MOS Chungcheong Co., Ltd. 2	540	9,159	8
	MOS Gangnam Co., Ltd. 2	333	11,549	10
	MOS GB Co., Ltd. 2	1,378	16,519	12
	MOS BS Co., Ltd. 2	324	11,193	10
	MOS Honam Co., Ltd. 2	331	10,499	10
	K Bank, Inc.	15,705	7,004	—
	NgeneBio 3	3	—	—
	Others	2,888	9,547	2,148

Total		￦ 24,312	￦ 128,252	￦ 11,146

1	The amounts include acquisition of primarily property and equipment.
2	It is the amount before excluded from consolidation during the year.
3	It is the amount before excluded from associates during the year

		2019
(In millions of Korean won)		Sales		Purchases 1
Associates and joint ventures	K- Realty CR-REITs No.1	￦	1,302	￦	—
	K Bank, Inc.		17,815		8,524
	Others		1,498		10,531
Others	K-REALTY CR-REIT 10 1		2,801		—

	Total	￦	23,416	￦	19,055

1	The amounts include acquisition of property and equipment and others.

		December 31, 2019
(In millions of Korean won)		Acquisition of lease receivables		Acquisition of right-of-use assets		Interest expense		Dividend income
Associates and joint ventures	K- Realty CR-REITs No.1	￦	—	￦	776	￦	2,225	￦	10,928
	Korea Information & Technology Investment Fund (KIF Investment Fund)		—		—		—		4,280
	Others		—		—		—		146

	Total	￦	—	￦	776	￦	2,225	￦	15,354

		2020
(In millions of Korean won)		Sales		Purchases 1
Associates and joint ventures	K- Realty CR-REITs No.1	￦	2,298	￦	—
	Korea Information & Technology Investment Fund (KIF Investment Fund)		—		—
	K Bank, Inc.		15,658		8,227
	Others		809		10,272

	Total	￦	18,765	￦	18,499

1
The amounts include acquisition of primarily property and equipment.

		December 31, 2020
(In millions of Korean won)		Interest income		Interest expense		Dividend income
Associates and joint ventures	K- Realty CR-REITs No.1		￦ —		￦ 917		￦ 8,061
	Korea Information & Technology Investment Fund (KIF Investment Fund)		—		—		9,241
	K Bank, Inc.		14		—		—
	Others		—		—		43

	Total	￦	14	￦	917	￦	17,345

Key management compensation for the years ended December 31, 2018, 2019 and 2020, consists of:

(In millions of Korean won)	2018		2019		2020
Salaries and other short-term benefits	￦	2,762	￦	2,955	￦	2,086
Post-employment benefits		751		321		390
Stock-based compensation		878		891		5,613

Total	￦	4,391	￦	4,167	￦	8,089

Fund transactions with related parties for the years ended December 31, 2018, 2019 and 2020, are as follows:

	2018
(In millions of Korean won)	Equity contributions in cash and others
Associates and joint ventures
PHI Healthcare Inc. (HooH Healthcare Inc.)	￦	1,000
KT-CKP New Media Investment Fund		(1,229)
PT. Mitra Transaksi Indonesia 1		1,567
Gyeonggi-KT Yoojin Superman Fund		1,000
KT-DSC creative economy youth start-up investment fund		(1,800)
KT-IBKC future investment fund 1		(1,050)
Korea Electronic Vehicle Charging Service		168
K Bank, Inc.		26,725
GE Premier 1st Corporate Restructuring Real Estate Investment Trust Company		(3,423)
JB Emerging Market Specialty Investment Private Equity Trust No.1		3,960
K-REALTY CR REIT 1		—
Korea Information & Technology Investment Fund		—
MOS GS Co., Ltd. 2		(147)
MOS Daegu Co., Ltd. 2		(147)
MOS Chungcheong Co., Ltd. 2		(153)
MOS Gangnam Co., Ltd. 2		(180)
MOS GB Co., Ltd. 2		(203)
MOS BS Co., Ltd. 2		(183)
MOS Honam Co., Ltd. 2		(206)
Daiwon Broadcasting Co., Ltd.		—
Boston Global Film & Contents Fund L.P.		(986)
Gyeonggi-KT Green Growth Fund		—

Total	￦	24,713

1	It is the amount before reclassification to assets held for sale .
2	It is the amount before included in consolidation during the year.

	December 31, 2019
	Borrowing transaction 1				Equity contributions in cash
(In millions of Korean won)	Borrowing 2		Repayment
KT-IBKC Future Investment Fund1	￦	—	￦	—	￦	3,750
KT Philippines co. Ltd.		—		—		99
Virtua Realm Sendirian Berhad		—		—		550
K-REALTY CR REIT 1		—		30,385		—
K Bank, Inc		—		—		21,782
KIF Investment Fund		—		—		—
Daiwon Broadcasting Co.,Ltd.		—		—		—
JB Emerging Market Specialty Investment Private Equity Trust No.1		—		—		—
Gyeonggi-KT Yoojin Superman Fund		—		—		1,000
KT-CKP New Media Investment Fund		—		—		(174)
KT-DSC creative economy youth start-up investment fund		—		—		(1,800)
KT-Smart Factory Investment Fund		—		—		2,800
KT-SB Venture Investment Fund		—		—		(2,404)

Total	￦	—	￦	30,385	￦	25,603

1	Borrowing transactions include lease transactions.
2	Conversion effect from the adoption of IFRS 16 Lease on January 1, 2019 has been excluded.

	December 31, 2020
	Borrowing transaction 1				Equity contributions in cash
(In millions of Korean won)	Borrowing		Repayment
K- Realty CR-REITs No.1	￦	—	￦	20,304	￦	—
Studio Discovery Co. Ltd.		—		—		3,000
KT Young Entrepreneurs DNA Investment Fund		—		—		3,600
KT-Smart Factory Investment Fund		—		—		2,800
KT-CKP New Media Investment Fund		—		—		(109)
K Bank Inc.		—		—		195,011
Gyeonggi-KT Yoojin Superman Fund		—		—		1,000
Hyundai Robotics Co. Ltd.		—		—		50,000

Total	￦	—	￦	20,304	￦	255,302

1	Borrowing transactions include lease transactions.
As at December 31, 2020, there is no collateral or payment guarantee provided to or from related parties.